Form N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Nomura ETF Trust II
Entity Central Index Key	0000809064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026